Initial Public Offering (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Proposed Public Offering Disclosure [Abstract]
Schedule of the ordinary share reflected on the balance sheet are reconciled

Gross proceeds from IPO	$345,000,000
Less:
Proceeds allocated to Public Warrants	(10,350,000)
Ordinary share issuance costs	(18,600,644)

Plus:
Accretion of carrying value to redemption value	28,950,644

Contingently redeemable ordinary share as of December 31, 2021	$345,000,000
Plus:
Accretion of carrying value to redemption value	2,127,888

Contingently redeemable ordinary share as of September 30, 2022	$347,127,888

Gross proceeds from IPO	$345,000,000
Less:
Proceeds allocated to Public Warrants	(10,350,000)
Ordinary share issuance costs	(18,600,644)

Plus:
Remeasurement of carrying value to redemption value	28,950,644

Contingently redeemable ordinary share	$345,000,000